CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 6,942	$ 12,889
Accounts receivable, net	13,572	6,619
Inventory, net	20,843	3,580
Other current assets (includes $379 and $123 due from related parties as of September 30, 2021 and December 31, 2020, respectively)	7,920	5,710
Total current assets	49,277	28,798
Energy storage systems, net	123,703	131,569
Contract origination costs, net	10,404	8,608
Goodwill	1,739	1,695
Intangible assets, net	12,087	10,695
Other noncurrent assets	8,640	6,682
Total assets	205,850	188,047
Current liabilities:
Accounts payable	13,749	12,691
Accrued liabilities	16,072	7,307
Accrued payroll	5,976	5,573
Notes payable, current portion	33,683	28,895
Convertible promissory notes (includes $— and $45,271 due to related parties as of September 30, 2021 and December 31, 2020, respectively)	67,590	34,925
Financing obligation, current	14,914	6,373
Deferred revenue, current	36,942	10,948
Other current liabilities (includes $692 and $399 due to related parties as of September 30, 2021 and December 31, 2020, respectively)	1,589	2,636
Total current liabilities	190,515	109,348
Deferred revenue, noncurrent	15,468	9,780
Asset retirement obligation	4,137	5,759
Notes payable, noncurrent	4,612	6,568
Financing obligation, noncurrent	73,128	74,640
Warrant liabilities	95,342	6,094
Lease liability, noncurrent	57	390
Total liabilities	383,259	212,579
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized as of September 30, 2021 and December 31, 2020, respectively; 0 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	0	0
Common stock, $0.0001 par value; 500,000,000 shares authorized as of September 30, 2021 and December 31, 2020; 144,285,959 and 40,202,785 issued and outstanding as of September 30, 2021 and December 31, 2020, respectively	4	3
Additional paid-in capital	230,620	234,465
Accumulated other comprehensive loss	(192)	54
Accumulated deficit	(407,841)	(259,054)
Total stockholders' equity (deficit)	(177,409)	(24,532)
Total liabilities and stockholders' equity (deficit)	$ 205,850	$ 188,047